Disposition of Assets - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended			3 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 New Zealand [Member] Rigs	Dec. 31, 2013 Oklahoma [Member]	Sep. 30, 2013 Mexico [Member]
Significant Acquisitions and Disposals [Line Items]
Number of land rigs sold					2
Assets held-for-sale, at carrying value					$ 2,300,000		$ 300,000
Asset dispositions, proceeds	200,000				3,200,000	800,000	500,000
Asset dispositions, loss	500,000		500,000		900,000	(100,000)	200,000
Provision for reduction in carrying value of certain assets		$ 2,544,000	$ 0	$ 1,350,000